Quarterly Holdings Report
for
Fidelity® Specialized High Income Central Fund
May 31, 2024
SHI-NPRT3-0724
1.834744.118
Corporate Bonds - 91.6%
	Principal Amount (a)	Value ($)
Convertible Bonds - 0.5%
Broadcasting - 0.4%
DISH Network Corp. 3.375% 8/15/26	1,328,000	849,820
Homebuilders/Real Estate - 0.0%
Meritage Homes Corp. 1.75% 5/15/28 (b)	10,000	10,225
Technology - 0.1%
Global Payments, Inc. 1.5% 3/1/31 (b)	324,000	297,330
TOTAL CONVERTIBLE BONDS		1,157,375
Nonconvertible Bonds - 91.1%
Aerospace - 2.0%
BWX Technologies, Inc. 4.125% 6/30/28 (b)	495,000	456,133
Howmet Aerospace, Inc.:
5.95% 2/1/37	300,000	306,872
6.75% 1/15/28	775,000	807,049
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)	630,000	586,090
Moog, Inc. 4.25% 12/15/27 (b)	730,000	683,509
Rolls-Royce PLC 5.75% 10/15/27 (b)	635,000	634,618
TransDigm, Inc. 6.375% 3/1/29 (b)	1,080,000	1,077,657
		4,551,928
Air Transportation - 1.3%
American Airlines, Inc.:
7.25% 2/15/28 (b)	750,000	748,915
8.5% 5/15/29 (b)	305,000	314,585
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (b)	233,333	231,128
Rand Parent LLC 8.5% 2/15/30 (b)	755,000	738,152
United Airlines, Inc. 4.375% 4/15/26 (b)	1,080,000	1,040,646
		3,073,426
Automotive & Auto Parts - 2.5%
Allison Transmission, Inc. 3.75% 1/30/31 (b)	635,000	550,249
Dana, Inc. 4.5% 2/15/32	180,000	152,647
Ford Motor Co.:
3.25% 2/12/32	440,000	361,644
5.291% 12/8/46	220,000	191,281
6.1% 8/19/32	550,000	548,491
Ford Motor Credit Co. LLC:
2.3% 2/10/25	180,000	175,557
2.7% 8/10/26	600,000	560,791
2.9% 2/10/29	180,000	157,629
4.687% 6/9/25	500,000	494,610
5.125% 6/16/25	330,000	327,529
LCM Investments Holdings 4.875% 5/1/29 (b)	80,000	74,334
Macquarie AirFinance Holdings:
6.4% 3/26/29 (b)	70,000	70,736
8.125% 3/30/29 (b)	165,000	173,740
8.375% 5/1/28 (b)	855,000	899,076
Phinia, Inc. 6.75% 4/15/29 (b)	175,000	176,278
Thor Industries, Inc. 4% 10/15/29 (b)	235,000	204,911
ZF North America Capital, Inc. 6.875% 4/14/28 (b)	650,000	661,341
		5,780,844
Banks & Thrifts - 0.6%
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)	550,000	509,232
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc 3.625% 3/1/29 (b)	680,000	608,136
UniCredit SpA:
5.861% 6/19/32 (b)(c)	83,000	81,280
7.296% 4/2/34 (b)(c)	207,000	212,780
Western Alliance Bancorp. 3% 6/15/31 (c)	105,000	93,975
		1,505,403
Broadcasting - 2.3%
Nexstar Media, Inc. 5.625% 7/15/27 (b)	825,000	778,703
Scripps Escrow II, Inc. 3.875% 1/15/29 (b)	230,000	147,693
Sirius XM Radio, Inc.:
5% 8/1/27 (b)	2,255,000	2,141,522
5.5% 7/1/29 (b)	1,420,000	1,318,846
TEGNA, Inc.:
4.625% 3/15/28	835,000	756,310
5% 9/15/29	120,000	105,455
		5,248,529
Building Materials - 2.7%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)	940,000	909,192
Beacon Roofing Supply, Inc. 6.5% 8/1/30 (b)	190,000	190,169
Builders FirstSource, Inc. 4.25% 2/1/32 (b)	980,000	855,836
EMRLD Borrower LP / Emerald Co. 6.625% 12/15/30 (b)	1,410,000	1,412,457
Knife River Holding Co. 7.75% 5/1/31 (b)	430,000	447,541
Smyrna Ready Mix Concrete LLC 8.875% 11/15/31 (b)	330,000	347,465
Standard Industries, Inc./New Jersey 4.375% 7/15/30 (b)	1,240,000	1,106,553
Summit Materials LLC/Summit Materials Finance Corp. 7.25% 1/15/31 (b)	1,000,000	1,027,500
		6,296,713
Cable/Satellite TV - 2.4%
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (b)	100,000	80,604
4.5% 8/15/30 (b)	640,000	531,780
4.5% 5/1/32	1,180,000	936,080
5% 2/1/28 (b)	2,449,000	2,261,187
5.125% 5/1/27 (b)	700,000	669,025
CSC Holdings LLC 5.375% 2/1/28 (b)	100,000	70,230
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)	600,000	567,750
Ziggo BV 4.875% 1/15/30 (b)	450,000	401,078
		5,517,734
Capital Goods - 0.2%
ESAB Corp. 6.25% 4/15/29 (b)	415,000	415,951
Chemicals - 4.0%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)	600,000	579,127
Methanex Corp.:
5.125% 10/15/27	790,000	762,876
5.25% 12/15/29	65,000	62,141
5.65% 12/1/44	514,000	447,971
NOVA Chemicals Corp.:
5% 5/1/25 (b)	1,000,000	986,905
5.25% 6/1/27 (b)	980,000	938,789
Nufarm Australia Ltd. 5% 1/27/30 (b)	445,000	406,123
Olin Corp.:
5% 2/1/30	969,000	910,417
5.125% 9/15/27	1,260,000	1,221,724
SPCM SA 3.125% 3/15/27 (b)	180,000	164,852
The Chemours Co. LLC:
4.625% 11/15/29 (b)	250,000	213,201
5.375% 5/15/27	1,440,000	1,367,097
Tronox, Inc. 4.625% 3/15/29 (b)	545,000	494,530
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)	615,000	590,594
7.375% 3/1/31 (b)	60,000	60,901
		9,207,248
Consumer Products - 1.4%
Kohl's Corp. 4.25% 7/17/25	20,000	19,490
Mattel, Inc.:
3.75% 4/1/29 (b)	315,000	288,492
6.2% 10/1/40	185,000	178,064
Newell Brands, Inc.:
6.625% 9/15/29	1,010,000	988,082
6.875% 4/1/36 (d)	280,000	248,618
Prestige Brands, Inc. 3.75% 4/1/31 (b)	500,000	428,726
Tempur Sealy International, Inc. 3.875% 10/15/31 (b)	1,185,000	995,487
		3,146,959
Containers - 2.7%
Ball Corp.:
2.875% 8/15/30	1,015,000	855,938
3.125% 9/15/31	1,835,000	1,540,351
6% 6/15/29	450,000	450,311
Graphic Packaging International, Inc.:
3.75% 2/1/30 (b)	480,000	425,437
6.375% 7/15/32 (b)	460,000	460,912
OI European Group BV 4.75% 2/15/30 (b)	585,000	536,116
Sealed Air Corp.:
5% 4/15/29 (b)	1,280,000	1,213,199
6.875% 7/15/33 (b)	340,000	351,276
Sealed Air Corp./Sealed Air Corp. U.S. 7.25% 2/15/31 (b)	355,000	364,568
		6,198,108
Diversified Financial Services - 5.2%
Aercap Global Aviation Trust 6.5% 6/15/45 (b)(c)	250,000	249,523
Capstone Borrower, Inc. 8% 6/15/30 (b)	125,000	126,975
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)	500,000	455,000
Encore Capital Group, Inc. 9.25% 4/1/29 (b)	160,000	166,511
Fortress Transportation & Infrastructure Investors LLC 7.875% 12/1/30 (b)	275,000	287,362
GGAM Finance Ltd.:
6.875% 4/15/29 (b)	285,000	287,186
7.75% 5/15/26 (b)	440,000	448,346
8% 2/15/27 (b)	270,000	277,822
Gn Bondco LLC 9.5% 10/15/31 (b)	365,000	332,529
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27	1,240,000	1,139,250
6.25% 5/15/26	1,569,000	1,529,958
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.25% 2/1/27 (b)	950,000	890,815
LPL Holdings, Inc. 4% 3/15/29 (b)	710,000	658,192
Navient Corp. 6.75% 6/15/26	1,545,000	1,542,098
OneMain Finance Corp.:
3.5% 1/15/27	1,485,000	1,373,470
6.875% 3/15/25	790,000	795,634
7.125% 3/15/26	309,000	313,536
7.5% 5/15/31	785,000	785,373
7.875% 3/15/30	410,000	417,696
		12,077,276
Diversified Media - 0.6%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (b)	405,000	364,466
Lamar Media Corp. 3.625% 1/15/31	1,145,000	990,734
		1,355,200
Energy - 15.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)	1,545,000	1,527,414
Apache Corp.:
4.25% 1/15/30	124,000	114,685
5.1% 9/1/40	341,000	293,154
5.25% 2/1/42	515,000	441,904
5.35% 7/1/49	85,000	72,063
Baytex Energy Corp. 7.375% 3/15/32 (b)	280,000	283,240
Buckeye Partners LP 3.95% 12/1/26	1,145,000	1,089,106
California Resources Corp. 8.25% 6/15/29 (b)(e)	695,000	696,075
Cheniere Energy Partners LP 3.25% 1/31/32	700,000	593,275
Chesapeake Energy Corp. 6.75% 4/15/29 (b)	700,000	701,837
CNX Midstream Partners LP 4.75% 4/15/30 (b)	710,000	638,565
Continental Resources, Inc. 5.75% 1/15/31 (b)	930,000	916,277
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)	350,000	345,187
CVR Energy, Inc. 5.75% 2/15/28 (b)	85,000	78,449
DCP Midstream Operating LP:
5.125% 5/15/29	1,650,000	1,624,331
5.6% 4/1/44	50,000	48,118
6.45% 11/3/36 (b)	215,000	223,204
8.125% 8/16/30	15,000	16,942
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625% 3/15/29 (b)	430,000	439,690
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (b)	450,000	454,347
Energy Transfer LP:
5.625% 5/1/27 (b)	1,098,000	1,094,603
7.375% 2/1/31 (b)	185,000	192,061
EnLink Midstream LLC 5.625% 1/15/28 (b)	460,000	454,446
EnLink Midstream Partners LP:
5.05% 4/1/45	145,000	118,476
5.45% 6/1/47	300,000	260,480
5.6% 4/1/44	508,000	445,972
EQM Midstream Partners LP:
4.75% 1/15/31 (b)	570,000	523,425
5.5% 7/15/28	450,000	441,252
6.5% 7/15/48	275,000	275,150
7.5% 6/1/27 (b)	355,000	362,699
EQT Corp. 3.9% 10/1/27	824,000	784,254
Genesis Energy LP/Genesis Energy Finance Corp. 7.875% 5/15/32	115,000	115,245
Global Partners LP/GLP Finance Corp. 7% 8/1/27	850,000	852,966
Harvest Midstream I LP 7.5% 5/15/32 (b)	860,000	871,663
Hess Midstream Operations LP:
5.125% 6/15/28 (b)	565,000	544,288
5.625% 2/15/26 (b)	297,000	295,126
6.5% 6/1/29 (b)	1,155,000	1,167,936
Hilcorp Energy I LP/Hilcorp Finance Co.:
6.25% 11/1/28 (b)	190,000	187,576
6.25% 4/15/32 (b)	1,000,000	958,592
Kinetik Holdings LP:
5.875% 6/15/30 (b)	370,000	360,561
6.625% 12/15/28 (b)	395,000	399,167
Kodiak Gas Services LLC 7.25% 2/15/29 (b)	320,000	324,858
Matador Resources Co. 6.5% 4/15/32 (b)	385,000	384,250
New Fortress Energy, Inc. 6.5% 9/30/26 (b)	1,780,000	1,675,418
Occidental Petroleum Corp. 5.55% 3/15/26	830,000	828,946
PBF Holding Co. LLC/PBF Finance Corp. 6% 2/15/28	400,000	390,858
Permian Resources Operating LLC:
5.875% 7/1/29 (b)	95,000	92,744
7% 1/15/32 (b)	630,000	643,614
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)	545,000	497,830
4.95% 7/15/29 (b)	285,000	263,979
6.875% 4/15/40 (b)	110,000	104,535
Seadrill Finance Ltd. 8.375% 8/1/30 (b)	535,000	561,559
Southwestern Energy Co. 5.375% 2/1/29	975,000	937,675
Sunnova Energy Corp. 11.75% 10/1/28 (b)	160,000	109,909
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29	645,000	591,880
5.875% 3/15/28	105,000	103,292
6% 4/15/27	700,000	693,863
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (b)	130,000	118,267
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (b)	125,000	119,227
6% 3/1/27 (b)	556,000	544,404
6% 12/31/30 (b)	680,000	640,860
Talos Production, Inc. 9% 2/1/29 (b)	90,000	94,417
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.5% 3/1/30	140,000	138,050
Transocean, Inc. 8.25% 5/15/29 (b)	455,000	455,107
Valaris Ltd. 8.375% 4/30/30 (b)	280,000	289,408
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)	220,000	198,133
3.875% 11/1/33 (b)	180,000	150,989
4.125% 8/15/31 (b)	1,210,000	1,068,635
6.25% 1/15/30 (b)	1,255,000	1,258,018
Venture Global LNG, Inc. 8.125% 6/1/28 (b)	550,000	562,097
Western Midstream Operating LP 4.65% 7/1/26	62,000	60,585
		35,207,208
Environmental - 1.2%
Clean Harbors, Inc. 6.375% 2/1/31 (b)	425,000	424,253
Darling Ingredients, Inc.:
5.25% 4/15/27 (b)	635,000	617,899
6% 6/15/30 (b)	110,000	107,525
GFL Environmental, Inc. 6.75% 1/15/31 (b)	1,195,000	1,218,920
Stericycle, Inc. 3.875% 1/15/29 (b)	460,000	417,664
		2,786,261
Food & Drug Retail - 1.6%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)	1,880,000	1,676,787
4.625% 1/15/27 (b)	700,000	674,678
4.875% 2/15/30 (b)	500,000	467,699
6.5% 2/15/28 (b)	345,000	347,497
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)	285,000	170,216
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (b)	430,000	373,124
		3,710,001
Food/Beverage/Tobacco - 2.0%
C&S Group Enterprises LLC 5% 12/15/28 (b)	350,000	258,641
Central Garden & Pet Co. 4.125% 4/30/31 (b)	500,000	437,301
Lamb Weston Holdings, Inc. 4.375% 1/31/32 (b)	1,725,000	1,523,411
Pilgrim's Pride Corp. 4.25% 4/15/31	500,000	450,061
Post Holdings, Inc. 5.625% 1/15/28 (b)	1,000,000	977,060
U.S. Foods, Inc.:
4.625% 6/1/30 (b)	785,000	720,850
7.25% 1/15/32 (b)	180,000	185,771
		4,553,095
Gaming - 2.7%
Boyd Gaming Corp. 4.75% 12/1/27	650,000	618,703
Caesars Entertainment, Inc. 4.625% 10/15/29 (b)	700,000	632,391
Churchill Downs, Inc. 5.75% 4/1/30 (b)	500,000	479,587
Melco Resorts Finance Ltd.:
5.375% 12/4/29 (b)	265,000	237,878
5.75% 7/21/28 (b)	400,000	372,762
MGM Resorts International 5.75% 6/15/25	310,000	309,184
Ontario Gaming GTA LP / OTG Co. issuer, Inc. 8% 8/1/30 (b)	95,000	97,392
VICI Properties LP / VICI Note Co.:
4.25% 12/1/26 (b)	360,000	346,036
4.5% 9/1/26 (b)	1,292,000	1,252,100
4.625% 6/15/25 (b)	155,000	152,888
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	1,745,000	1,698,497
		6,197,418
Healthcare - 6.3%
180 Medical, Inc. 3.875% 10/15/29 (b)	585,000	526,163
Avantor Funding, Inc.:
3.875% 11/1/29 (b)	500,000	448,123
4.625% 7/15/28 (b)	605,000	569,314
Centene Corp.:
2.45% 7/15/28	35,000	30,861
2.5% 3/1/31	695,000	566,395
3.375% 2/15/30	1,000,000	880,369
4.25% 12/15/27	710,000	675,630
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)	830,000	750,778
4.25% 5/1/28 (b)	75,000	70,353
CHS/Community Health Systems, Inc. 4.75% 2/15/31 (b)	860,000	679,039
DaVita, Inc. 4.625% 6/1/30 (b)	320,000	286,682
Hologic, Inc.:
3.25% 2/15/29 (b)	560,000	499,989
4.625% 2/1/28 (b)	85,000	81,610
IQVIA, Inc. 5% 5/15/27 (b)	1,310,000	1,272,542
Jazz Securities DAC 4.375% 1/15/29 (b)	1,000,000	919,808
Medline Borrower LP / Medline Co. 6.25% 4/1/29 (b)	215,000	215,043
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)	500,000	435,999
3.875% 5/15/32 (b)	740,000	626,157
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)	775,000	715,854
5.125% 4/30/31 (b)	525,000	463,946
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (b)	500,000	430,770
Surgery Center Holdings, Inc. 7.25% 4/15/32 (b)	335,000	337,514
Teleflex, Inc. 4.25% 6/1/28 (b)	150,000	140,161
Tenet Healthcare Corp.:
4.625% 6/15/28	1,970,000	1,872,192
5.125% 11/1/27	1,245,000	1,213,123
		14,708,415
Homebuilders/Real Estate - 2.4%
Century Communities, Inc. 3.875% 8/15/29 (b)	215,000	190,826
Greystar Real Estate Partners 7.75% 9/1/30 (b)	80,000	84,208
HAT Holdings I LLC/HAT Holdings II LLC:
3.375% 6/15/26 (b)	730,000	686,019
8% 6/15/27 (b)	240,000	249,102
Kennedy-Wilson, Inc. 4.75% 2/1/30	355,000	291,006
LGI Homes, Inc. 8.75% 12/15/28 (b)	140,000	145,360
MPT Operating Partnership LP/MPT Finance Corp.:
3.5% 3/15/31	600,000	389,408
5% 10/15/27	1,756,000	1,439,235
5.25% 8/1/26	205,000	186,102
Ryan Specialty Group LLC 4.375% 2/1/30 (b)	265,000	244,486
Service Properties Trust:
3.95% 1/15/28	40,000	33,201
5.5% 12/15/27	240,000	220,463
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.75% 1/15/28 (b)	360,000	354,409
TopBuild Corp. 4.125% 2/15/32 (b)	380,000	331,545
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC 4.75% 4/15/28 (b)	815,000	673,556
		5,518,926
Hotels - 1.8%
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)	565,000	479,173
4% 5/1/31 (b)	1,590,000	1,405,110
5.875% 4/1/29 (b)	1,085,000	1,075,653
Hilton Grand Vacations Borrower Escrow LLC:
5% 6/1/29 (b)	500,000	461,763
6.625% 1/15/32 (b)	50,000	49,742
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 4.875% 4/1/27	211,000	205,456
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer 7% 2/1/30 (b)	160,000	161,041
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (b)	297,000	275,516
		4,113,454
Leisure - 2.3%
Amer Sports Co. 6.75% 2/16/31 (b)	700,000	697,400
Carnival Corp. 7.625% 3/1/26 (b)	730,000	733,958
NCL Corp. Ltd. 8.375% 2/1/28 (b)	430,000	448,797
Royal Caribbean Cruises Ltd.:
5.375% 7/15/27 (b)	160,000	156,765
5.5% 8/31/26 (b)	1,745,000	1,719,300
5.5% 4/1/28 (b)	1,345,000	1,313,949
6.25% 3/15/32 (b)	215,000	214,020
		5,284,189
Metals/Mining - 2.6%
Alcoa Nederland Holding BV 7.125% 3/15/31 (b)	85,000	86,939
Arsenal AIC Parent LLC 8% 10/1/30 (b)	105,000	109,214
Cleveland-Cliffs, Inc.:
4.875% 3/1/31 (b)	960,000	839,315
6.75% 4/15/30 (b)	370,000	365,780
ERO Copper Corp. 6.5% 2/15/30 (b)	415,000	399,392
FMG Resources August 2006 Pty Ltd. 4.5% 9/15/27 (b)	950,000	902,411
Mineral Resources Ltd. 8% 11/1/27 (b)	1,885,000	1,917,573
Novelis Corp. 3.875% 8/15/31 (b)	1,545,000	1,322,782
		5,943,406
Paper - 0.2%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (b)	575,000	504,220
6% 6/15/27 (b)	15,000	14,666
		518,886
Railroad - 0.1%
Genesee & Wyoming, Inc. 6.25% 4/15/32 (b)	345,000	341,002
Restaurants - 1.9%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 3.875% 1/15/28 (b)	1,645,000	1,528,199
Garden SpinCo Corp. 8.625% 7/20/30 (b)	75,000	80,131
Yum! Brands, Inc.:
3.625% 3/15/31	2,380,000	2,072,748
4.625% 1/31/32	750,000	683,155
5.35% 11/1/43	85,000	79,911
		4,444,144
Services - 5.8%
ADT Corp.:
4.125% 8/1/29 (b)	180,000	163,489
4.875% 7/15/32 (b)	175,000	157,928
AECOM 5.125% 3/15/27	1,010,000	983,356
Aramark Services, Inc. 5% 2/1/28 (b)	830,000	793,564
ASGN, Inc. 4.625% 5/15/28 (b)	790,000	743,022
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)	795,000	745,620
4% 7/1/29 (b)	70,000	65,198
Brand Industrial Services, Inc. 10.375% 8/1/30 (b)	270,000	289,857
CoreCivic, Inc. 8.25% 4/15/29	215,000	224,522
Fair Isaac Corp. 4% 6/15/28 (b)	915,000	847,028
Gartner, Inc.:
3.625% 6/15/29 (b)	100,000	90,366
3.75% 10/1/30 (b)	265,000	233,822
4.5% 7/1/28 (b)	410,000	390,419
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC 7.125% 7/31/26 (b)	400,000	398,032
Iron Mountain, Inc.:
4.875% 9/15/27 (b)	250,000	241,140
4.875% 9/15/29 (b)	2,430,000	2,251,630
Prime Securities Services Borrower LLC/Prime Finance, Inc. 3.375% 8/31/27 (b)	1,270,000	1,165,260
Service Corp. International 5.125% 6/1/29	1,345,000	1,292,657
Sotheby's 7.375% 10/15/27 (b)	155,000	134,919
The GEO Group, Inc. 8.625% 4/15/29 (b)	485,000	499,213
TriNet Group, Inc.:
3.5% 3/1/29 (b)	295,000	260,394
7.125% 8/15/31 (b)	180,000	181,700
Uber Technologies, Inc. 4.5% 8/15/29 (b)	1,395,000	1,315,107
		13,468,243
Steel - 0.1%
Commercial Metals Co. 3.875% 2/15/31	375,000	329,218
Super Retail - 2.9%
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)	1,060,000	975,218
5% 2/15/32 (b)	325,000	290,928
Bath & Body Works, Inc.:
6.625% 10/1/30 (b)	1,145,000	1,146,546
6.875% 11/1/35	580,000	584,961
EG Global Finance PLC 12% 11/30/28 (b)	620,000	642,152
Gap, Inc. 3.875% 10/1/31 (b)	680,000	564,476
Hanesbrands, Inc. 4.875% 5/15/26 (b)	635,000	616,008
Levi Strauss & Co. 3.5% 3/1/31 (b)	760,000	656,905
Nordstrom, Inc. 4.375% 4/1/30	650,000	591,007
The William Carter Co. 5.625% 3/15/27 (b)	574,000	563,680
		6,631,881
Technology - 6.3%
Acuris Finance U.S. 5% 5/1/28 (b)	335,000	304,427
Block, Inc.:
2.75% 6/1/26	180,000	169,521
6.5% 5/15/32 (b)	460,000	464,274
Broadcom, Inc. 2.45% 2/15/31 (b)	525,000	438,903
Central Parent, Inc./Central Merger Sub, Inc. 7.25% 6/15/29 (b)	220,000	221,185
CNT PRNT/CDK GLO II/FIN 8% 6/15/29 (b)	350,000	359,327
Coherent Corp. 5% 12/15/29 (b)	690,000	643,413
Crowdstrike Holdings, Inc. 3% 2/15/29	305,000	270,824
Elastic NV 4.125% 7/15/29 (b)	205,000	183,291
Entegris, Inc.:
3.625% 5/1/29 (b)	1,000,000	888,512
4.375% 4/15/28 (b)	1,045,000	977,514
Gen Digital, Inc. 5% 4/15/25 (b)	500,000	495,614
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (b)	750,000	670,062
5.25% 12/1/27 (b)	700,000	681,121
Match Group Holdings II LLC:
3.625% 10/1/31 (b)	285,000	237,376
4.125% 8/1/30 (b)	850,000	738,959
ON Semiconductor Corp. 3.875% 9/1/28 (b)	310,000	283,077
Open Text Corp.:
3.875% 2/15/28 (b)	1,375,000	1,263,785
3.875% 12/1/29 (b)	600,000	528,311
Qorvo, Inc. 4.375% 10/15/29	475,000	443,758
Roblox Corp. 3.875% 5/1/30 (b)	445,000	387,715
Seagate HDD Cayman:
5.75% 12/1/34	300,000	283,761
8.25% 12/15/29 (b)	1,225,000	1,310,398
Sensata Technologies BV 4% 4/15/29 (b)	555,000	504,170
Sensata Technologies, Inc. 3.75% 2/15/31 (b)	665,000	573,753
TTM Technologies, Inc. 4% 3/1/29 (b)	680,000	615,960
Twilio, Inc. 3.875% 3/15/31	145,000	126,526
Viavi Solutions, Inc. 3.75% 10/1/29 (b)	360,000	298,465
VM Consolidated, Inc. 5.5% 4/15/29 (b)	295,000	281,517
		14,645,519
Telecommunications - 3.3%
Altice France SA 5.125% 7/15/29 (b)	550,000	368,861
C&W Senior Finance Ltd. 6.875% 9/15/27 (b)	1,354,000	1,290,985
Cogent Communications Group, Inc. 7% 6/15/27 (b)	415,000	413,055
Intelsat Jackson Holdings SA 6.5% 3/15/30 (b)	1,145,000	1,077,017
Level 3 Financing, Inc.:
10.5% 5/15/30 (b)	550,000	544,209
11% 11/15/29 (b)	131,422	134,730
Millicom International Cellular SA 5.125% 1/15/28 (b)	900,000	853,830
SBA Communications Corp.:
3.125% 2/1/29	1,345,000	1,183,351
3.875% 2/15/27	350,000	331,279
Virgin Media Secured Finance PLC 4.5% 8/15/30 (b)	1,845,000	1,546,588
		7,743,905
Textiles/Apparel - 0.1%
Foot Locker, Inc. 4% 10/1/29 (b)	95,000	78,690
Kontoor Brands, Inc. 4.125% 11/15/29 (b)	60,000	53,850
		132,540
Transportation Ex Air/Rail - 0.2%
XPO, Inc.:
6.25% 6/1/28 (b)	280,000	279,155
7.125% 2/1/32 (b)	145,000	147,655
		426,810
Utilities - 4.2%
Clearway Energy Operating LLC:
3.75% 2/15/31 (b)	675,000	589,018
4.75% 3/15/28 (b)	145,000	137,850
DPL, Inc. 4.35% 4/15/29	400,000	369,645
FirstEnergy Corp. 2.25% 9/1/30	1,225,000	1,011,202
NextEra Energy Partners LP:
4.25% 9/15/24 (b)	71,000	69,840
7.25% 1/15/29 (b)	395,000	404,360
NRG Energy, Inc.:
5.25% 6/15/29 (b)	626,000	597,104
5.75% 1/15/28	659,000	646,400
6.625% 1/15/27	169,000	168,826
PG&E Corp. 5% 7/1/28	1,440,000	1,380,410
TerraForm Power Operating LLC 5% 1/31/28 (b)	809,000	772,129
TransAlta Corp. 6.5% 3/15/40	270,000	265,430
Vertiv Group Corp. 4.125% 11/15/28 (b)	445,000	412,482
Vistra Operations Co. LLC:
5% 7/31/27 (b)	1,350,000	1,305,636
5.5% 9/1/26 (b)	1,022,000	1,005,194
5.625% 2/15/27 (b)	480,000	472,301
7.75% 10/15/31 (b)	200,000	207,814
		9,815,641
TOTAL NONCONVERTIBLE BONDS		210,895,481
TOTAL CORPORATE BONDS (Cost $219,831,145)		212,052,856

Bank Loan Obligations - 0.3%
	Principal Amount (a)	Value ($)
Broadcasting - 0.0%
Diamond Sports Group LLC term loan NULL 5% 8/2/27 (f)	43,875	61,864
Metals/Mining - 0.1%
American Rock Salt Co. LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4302% 6/4/28 (c)(f)(g)	258,667	233,770
Services - 0.1%
ABG Intermediate Holdings 2 LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.9292% 12/21/28 (c)(f)(g)	127,725	128,444
Utilities - 0.1%
Brookfield WEC Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.0792% 1/20/31 (c)(f)(g)	160,875	161,649
TOTAL BANK LOAN OBLIGATIONS (Cost $560,334)		585,727

Preferred Securities - 1.5%
	Principal Amount (a)	Value ($)
Air Transportation - 0.3%
AerCap Holdings NV 5.875% 10/10/79 (c)	650,000	645,631
Banks & Thrifts - 0.8%
Ally Financial, Inc. 4.7% (c)(h)	1,300,000	1,144,463
Citigroup, Inc. 7.125% (c)(h)	430,000	428,822
Wells Fargo & Co. 7.625% (c)(h)	270,000	284,314
TOTAL BANKS & THRIFTS		1,857,599
Diversified Financial Services - 0.2%
Charles Schwab Corp.:
4% (c)(h)	355,000	295,665
5.375% (c)(h)	175,000	172,233
TOTAL DIVERSIFIED FINANCIAL SERVICES		467,898
Energy - 0.2%
Energy Transfer LP CME Term SOFR 3 Month Index + 4.280% 9.612% (c)(g)(h)	615,000	612,142
TOTAL PREFERRED SECURITIES (Cost $3,647,209)		3,583,270

Money Market Funds - 4.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i) (Cost $11,327,473)	11,327,146	11,329,412

TOTAL INVESTMENT IN SECURITIES - 98.3% (Cost $235,366,161)	227,551,265
NET OTHER ASSETS (LIABILITIES) - 1.7%	3,891,208
NET ASSETS - 100.0%	231,442,473

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $153,079,908 or 66.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	29,184,776	81,223,995	99,079,441	1,177,990	82	-	11,329,412	0.0%
Total	29,184,776	81,223,995	99,079,441	1,177,990	82	-	11,329,412

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Directors (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds, Bank Loan Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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